Property, Plant and Equipment - Summary of Vehicles and Equipment on Operating Leases (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	¥ 12,633,974	¥ 12,326,640
Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	29,309,093	27,975,530	¥ 25,977,791
Vehicles and equipment on operating leases, net [Member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	6,774,427	6,781,229	¥ 6,203,721
Property, plant and equipment subject to operating leases [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	6,774,427	6,781,229
Property, plant and equipment subject to operating leases [Member] | Vehicles [Member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	6,759,024	6,766,590
Property, plant and equipment subject to operating leases [Member] | Equipment [Member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	15,403	14,639
Property, plant and equipment subject to operating leases [Member] | Vehicles and equipment on operating leases, net [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	5,168,683	5,277,561
Property, plant and equipment subject to operating leases [Member] | Vehicles and equipment on operating leases, net [Member] | Less – Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	¥ (1,605,744)	¥ (1,503,668)